RELATED PARTY TRANSACTIONS - MATERIAL BALANCES WITH CSRG GROUP (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of receivables and payables from/to related parties
Trade receivables	¥ 3,664,894	¥ 2,955,797
Other receivables	416,525	595,862
Trade payables and payables for fixed assets and construction-in-progress	2,812,710	2,073,922
Other payables	413,649	427,144
CSRG Group [member]
Disclosure of receivables and payables from/to related parties
Trade receivables	783,707	1,101,951
Other receivables	87,251	183,021
Trade payables and payables for fixed assets and construction-in-progress	114,481	71,082
Other payables	¥ 91,737	¥ 4,564